Shareholder Fees {- Fidelity® Leveraged Company Stock Fund}	Sep. 29, 2021 USD ($)
07.31 Fidelity Leveraged Company Stock Fund K PRO-07 | Fidelity® Leveraged Company Stock Fund
Shareholder Fees:
(fees paid directly from your investment)	none